Guarantees in Insurance Contracts - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013	Dec. 31, 1999	Dec. 31, 2017
Disclosure of insurance contracts contractual obligations [Line Items]
Period of which return of premium guarantee payable		14 years
Re insured account value	€ 2,434	€ 2,663			€ 3,431
Guaranteed remaining balance	€ 1,100	1,100
Derivative insurance contract description	Aegon entered into a derivative program to mitigate the overall exposure to equity market and interest rate risks associated with the reinsurance contract. This program involves selling equity futures contracts and equity total return swap contracts (S&P 500, Midcap, Russell 2000, and the MCSI EAFE index in accordance with Aegon's exposure) to mitigate the effect of equity market movement on the reinsurance contract and the purchase of interest rate swaps, treasury futures and treasury forwards to mitigate the effect of movements in interest rates on the reinsurance contracts.
Fixed annuity product balance	€ 234	243
Increase (decrease) in guarantee reserves	1,937	(1,081)
Guarantee reserve	9,645	7,708
GMWB [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Derivative contract value	37	36
Reinsurance assets [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Re insured account value	€ 1,800	€ 1,700
First five years [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Long-term forward interest rate assumption	25.00%
Maturity year 2020 [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Volatility assumption of S&P 500 index		23.30%
The Netherlands [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Older generation guarantee, percentage	4.00%
Percentage of guarantee decreased			0.00%	3.00%
The Netherlands [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Guarantees profit sharing maximum, percentage	0.00%
Contract period	5 years
Guarantees fair value contributes net loss before tax earnings	€ 424	€ 56
Guarantee reserve contributed before tax	1,840	527
Gain (Loss) related to increasing own credit spreads	(42)	148
Gain related to increase in equity market	(1,585)	(532)
Gain related to decreases in equity volatilities	(12)	(8)
Increase in risk free rates	3,281	32
Other contributed gain (loss)	€ 273	€ (233)
The Netherlands [member] | Bottom of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Adjusted technical interest rates	3.00%
Effective interest rate percentage	0.00%
The Netherlands [member] | Top of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Adjusted technical interest rates	4.00%